Long-Term Investments	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Long-Term Investments
6.	LONG-TERM INVESTMENTS

	December 31,
	2013	2012
Investments in companies subject to significant influence:
Altynalmas Gold Ltd. (a)	$-	$-
RDCC LLC	23,470	13,166
Available-for-sale equity securities (b)	48,831	33,737
Held-for-trading equity securities (c)	222	1,455
Other equity securities, cost method (d)	7,207	16,234

	$79,730	$64,592

(a)	The Company held a 50.0% interest in Altynalmas Gold Ltd. (“Altynalmas”), which owns the Kyzyl Gold Project that hosts the Bakyrchik and Bolshevik gold deposits in Kazakhstan.

	December 31,
	2013	2012
Amount due from Altynalmas	$-	$156,751
Share of equity method losses in excess of
common share investment	-	(156,751)

Net investment in Altynalmas	$-	$-

On August 6, 2013, total cash consideration of $235 million was advanced to the Company by Sumeru Gold BV for the sale of the Company’s 50% interest in Altynalmas. Completion of the transaction was subject to customary closing conditions, including regulatory approvals from the Republic of Kazakhstan’s competent authorities.

On November 29, 2013, the transaction was completed upon the satisfaction of all closing conditions and a gain on sale of $231.9 million, net of transactions costs, was recognized.

During 2013, Turquoise Hill recorded a $3.0 million (2012 - $33.1 million) share of loss on this investment.

(b)	Available-for-sale equity securities

	December 31, 2013				December 31, 2012
	Equity	Cost	Unrealized	Fair	Equity	Cost	Unrealized	Fair
	Interest	Basis	Gain (Loss)	Value	Interest	Basis	Gain (Loss)	Value
Ivanhoe Mines Ltd. (i)	6.4%	$26,965	$11,622	$38,587	7.0%	$17,938	$729	$18,667
Aspire Mining Limited (ii)	18.8%	5,661	514	6,175	19.9%	8,727	-	8,727
Entrée Gold Inc. (iii)	9.4%	4,723	(696)	4,027	10.7%	6,259	-	6,259
Other	-	50	(8)	42	-	96	(12)	84

		$37,399	$11,432	$48,831		$33,020	$717	$33,737

(i)

At December 31, 2013, the Company held 11.7 million (December 31, 2012 – 3.7 million) freely tradeable Class A common shares of Ivanhoe Mines Ltd. (“Ivanhoe”) (formerly Ivanplats Limited) and a further 10.7 million (December 31, 2012 – nil) Class A common shares that are subject to certain trading restrictions that expire by December 31, 2014 (Note 6 (d)(i)). The freely tradeable Class A common shares were valued based on their quoted market price. Whereas, a liquidity discount was applied to this quoted market price to value the Class A common shares that are subject to trading restrictions. The Company’s aggregate equity interest in Ivanhoe is 6.4%, including common shares accounted for using the cost method (Note 6 (d)(i)).

(ii)

During 2013, Turquoise Hill recorded an other-than-temporary impairment of $3.1 million (2012 - $19.2 million) against its investment in Aspire Mining Limited (“Aspire”) based on an assessment of the fair value of Aspire.

(iii)

During 2013, Turquoise Hill recorded an other-than-temporary impairment of $1.5 million (2012 - $13.7 million) against its investment in Entrée Gold Inc. (“Entrée”) based on an assessment of the fair value of Entrée.

(c)	Held-for-trading equity securities

During 2013, Turquoise Hill sold 22.2 million shares of Kangaroo Resources Limited (“Kangaroo”) for gross proceeds of $0.5 million and realized a loss of $0.1 million.

As at December 31, 2013, the market value of Turquoise Hill’s 0.5% investment in Kangaroo was $0.2 million, resulting in an unrealized loss through the statement of operations of $0.7 million during the year ended December 31, 2013 (2012 - $4.5 million).

(d)	Other equity securities, cost method

	December 31, 2013		December 31, 2012
	Equity	Cost	Equity	Cost
	Interest	Basis	Interest	Basis
Ivanhoe Mines Ltd. (i)	6.4%	$7,092	7.0%	$16,119
Other	-	115	-	115

		$7,207		$16,234

(i)

In September 2012, Ivanhoe completed a reorganization whereby all 33.5 million Ivanhoe common shares held by the Company were reclassified to Class B common shares. The reclassification preserved the Company’s existing shareholder rights, but imposed a restriction on transferability that inhibited liquidity until such time as the Class B common shares were converted to Class A common shares. The Company accelerated the conversion of the Class B common shares by signing a Lock-up Agreement with Ivanhoe in April 2013. Otherwise, the conversion would have occurred automatically 39 months after the completion of Ivanhoe’s initial public offering, which was completed on October 23, 2012. Upon signing the Lock-up Agreement, the Class B common shares automatically converted to Class A common shares and became subject to certain restrictions on disposition. These trading restrictions are gradually lifted over a 33 month period commencing April 23, 2013.

As at December 31, 2013, 18.7 million Class A common shares had been transferred from cost method investments to available-for-sale equity securities (Note 6 (b)(i)). The transferred Class A common shares consists of 8.0 million Class A common shares with no trading restrictions and a further 10.7 million Class A common shares with trading restrictions that expire by December 31, 2014.

As at December 31, 2013, the Company held a further 14.7 million Class A common shares with trading restrictions exceeding one year, which are classified as a cost method investment because they do not have a readily determinable fair value. The Company’s aggregate equity interest in Ivanhoe is 6.4%, including common shares classified as available-for-sale equity securities (Note 6 (b)(i)).